BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 11,948,000	$ 15,517,000
Total current assets	27,131,000	27,898,000
Total assets	40,233,000	32,691,000
Current liabilities:
Accrued expenses	615,000	787,000
Total current liabilities	27,773,000	12,127,000
Total liabilities	48,943,000	16,808,000
Commitments and contingencies (Note 16)
Carrying value	123,704,000	123,704,000
Stockholders’ deficit:
Ordinary shares, $0.0001 par value	1,000	1,000
Additional paid-in capital	16,446,000	14,954,000
Accumulated deficit	(148,861,000)	(122,776,000)
Total stockholders’ deficit	(132,414,000)	(107,821,000)
Total liabilities, redeemable convertible preferred stock, and stockholders’ deficit	40,233,000	32,691,000
JAWS Spitfire Acquisition Corporation
Current assets:
Cash and cash equivalents	145,200	1,667,600
Prepaid expenses	374,564	727,217
Total current assets	519,764	2,394,817
Marketable securities held in Trust Account	345,009,910	345,000,000
Total assets	345,529,674	347,394,817
Current liabilities:
Accrued expenses	3,134,405	96,590
Accrued offering costs	325,000	340,282
Promissory note - related party	0	267,768
Total current liabilities	3,459,405	704,640
Warrant liabilities	25,104,000	43,147,500
Deferred underwriting fee payable	12,075,000	12,075,000
Total liabilities	40,638,405	55,927,140
Commitments and contingencies (Note 16)	0	0
Carrying value	299,891,260	286,467,670
Stockholders’ deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding	0	0
Additional paid-in capital	2,660,273	6,766,010
Accumulated deficit	2,338,422	(1,767,451)
Total stockholders’ deficit	5,000,009	5,000,007
Total liabilities, redeemable convertible preferred stock, and stockholders’ deficit	345,529,674	347,394,817
JAWS Spitfire Acquisition Corporation | Class A Ordinary Share
Stockholders’ deficit:
Ordinary shares, $0.0001 par value	451	585
Total stockholders’ deficit	451	585
JAWS Spitfire Acquisition Corporation | Class B Ordinary Share
Stockholders’ deficit:
Ordinary shares, $0.0001 par value	863	863
Total stockholders’ deficit	$ 863	$ 863